Cover	Dec. 17, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 17, 2024
Entity File Number	001-38538
Entity Registrant Name	electroCore, Inc.
Entity Central Index Key	0001560258
Entity Tax Identification Number	20-3454976
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 Forge Way
Entity Address, Address Line Two	Suite 205
Entity Address, City or Town	Rockaway
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07866
City Area Code	(973)
Local Phone Number	290-0097
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.001 Per Share
Trading Symbol	ECOR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false